Aberdeen Select International Equity Fund
Aberdeen Select International Equity Fund (formerly, Artio International Equity Fund)
Objective
The Aberdeen Select International Equity Fund (the “Select International Equity Fund” or the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Select International Equity Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Annual Fund Operating Expenses Aberdeen Select International Equity Fund		Class A	Institutional Class
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.15%	0.14%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.31%	1.05%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

Example

This Example is intended to help you compare the cost of investing in the Select International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Select International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	133	415	718	1,579
Institutional Class	107	334	579	1,283

Portfolio Turnover

The Select International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Select International Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive the highest concentration of their earnings or revenues from, a number of countries around the world other than the U.S. Some of these countries may be considered to be emerging market countries. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Select International Equity Fund.

The Fund may invest in securities of any market capitalization.

Principal Risks

The Select International Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Emerging Markets Risk — A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

Market Risk — The Fund could lose value if the individual securities in which it invests or overall markets in which such securities trade decrease in value.

Securities Selection Risk — The investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk — In general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the Prospectus.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

Performance

The bar chart and table below can help you evaluate potential risks of the Select International Equity Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of taxes. If the applicable taxes were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 800-387-6977.

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) and Aberdeen Asset Managers Limited (“AAML”) became adviser and sub-adviser of the Fund, respectively, on May 22, 2013. Performance prior to this date reflects the performance of an unaffiliated adviser.

Annual Total Returns - Class A Shares (Years Ended Dec. 31)

Best Quarter: 22.02% - 2nd quarter 2009 Worst Quarter: -24.53% - 3rd quarter 2011
Average Annual Returns As of December 31, 2013

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns Aberdeen Select International Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	12.37%	5.74%	5.18%	Oct. 04, 1993
Institutional Class	12.66%	6.00%	5.45%	Nov. 17, 1999
After Taxes on Distributions Class A	11.31%	5.07%	4.32%
After Taxes on Distributions and Sale of Shares Class A	6.99%	4.43%	4.46%
MSCI All Country World ex-U.S. Index (reflects no deduction for expenses or taxes)	15.29%	12.81%	7.56%